Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2022	Mar. 31, 2022
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 156,264	¥ 217,457
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(41,597)	(16,117)
Available-for-sale debt Securities, 12 months or more Fair value	547,801	521,633
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(185,794)	(61,452)
Available-for-sale debt Securities, Total Fair value	704,065	739,090
Available-for-sale debt Securities, Total Gross unrealized losses	(227,391)	(77,569)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	156,264	217,457
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(41,597)	(16,117)
Available-for-sale debt Securities, 12 months or more Fair value	547,801	521,633
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(185,794)	(61,452)
Available-for-sale debt Securities, Total Fair value	704,065	739,090
Available-for-sale debt Securities, Total Gross unrealized losses	(227,391)	(77,569)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	200,136	190,081
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(13,159)	(6,509)
Available-for-sale debt Securities, 12 months or more Fair value	117,775	46,391
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(15,274)	(3,818)
Available-for-sale debt Securities, Total Fair value	317,911	236,472
Available-for-sale debt Securities, Total Gross unrealized losses	(28,433)	(10,327)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	200,136	190,081
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(13,159)	(6,509)
Available-for-sale debt Securities, 12 months or more Fair value	114,322	43,338
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(15,131)	(3,686)
Available-for-sale debt Securities, Total Fair value	314,458	233,419
Available-for-sale debt Securities, Total Gross unrealized losses	(28,290)	(10,195)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	374,243	373,506
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(35,676)	(19,340)
Available-for-sale debt Securities, 12 months or more Fair value	243,218	156,687
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(62,122)	(14,292)
Available-for-sale debt Securities, Total Fair value	617,461	530,193
Available-for-sale debt Securities, Total Gross unrealized losses	(97,798)	(33,632)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	374,243	373,506
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(35,676)	(19,340)
Available-for-sale debt Securities, 12 months or more Fair value	243,218	156,687
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(62,122)	(14,292)
Available-for-sale debt Securities, Total Fair value	617,461	530,193
Available-for-sale debt Securities, Total Gross unrealized losses	(97,798)	(33,632)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	26,455	6,458
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,749)	(98)
Available-for-sale debt Securities, 12 months or more Fair value	9,400	17,542
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(513)	(631)
Available-for-sale debt Securities, Total Fair value	35,855	24,000
Available-for-sale debt Securities, Total Gross unrealized losses	(2,262)	(729)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	26,455	6,458
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,749)	(98)
Available-for-sale debt Securities, 12 months or more Fair value	9,400	17,542
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(513)	(631)
Available-for-sale debt Securities, Total Fair value	35,855	24,000
Available-for-sale debt Securities, Total Gross unrealized losses	(2,262)	(729)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	115,803	66,543
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,804)	(995)
Available-for-sale debt Securities, 12 months or more Fair value	40,257	37,432
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,905)	(1,524)
Available-for-sale debt Securities, Total Fair value	156,060	103,975
Available-for-sale debt Securities, Total Gross unrealized losses	(9,709)	(2,519)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	115,744	66,489
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,788)	(974)
Available-for-sale debt Securities, 12 months or more Fair value	40,257	37,432
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,905)	(1,524)
Available-for-sale debt Securities, Total Fair value	156,001	103,921
Available-for-sale debt Securities, Total Gross unrealized losses	(9,693)	(2,498)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	872,901	854,045
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(97,985)	(43,059)
Available-for-sale debt Securities, 12 months or more Fair value	958,451	779,685
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(267,608)	(81,717)
Available-for-sale debt Securities, Total Fair value	1,831,352	1,633,730
Available-for-sale debt Securities, Total Gross unrealized losses	(365,593)	(124,776)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	872,842	853,991
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(97,969)	(43,038)
Available-for-sale debt Securities, 12 months or more Fair value	954,998	776,632
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(267,465)	(81,585)
Available-for-sale debt Securities, Total Fair value	1,827,840	1,630,623
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (365,434)	¥ (124,623)